Intangible Assets and Contract Liabilities - Additional information (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Accumulated amortization for contract liabilities			$ 16.0	$ 14.5
Recife Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights	12 years
Recife Knutsen | Unfavorable contractual rights [Member]
Intangible Assets
Period for amortization of unfavorable contractual rights	12 years		12 years
Fortaleza Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights		12 years
Fortaleza Knutsen | Unfavorable contractual rights [Member]
Intangible Assets
Period for amortization of unfavorable contractual rights			12 years
Tordis Knutsen [Member] | Above Market Value Of Time Charter [Member]
Intangible Assets
Remaining term of the contract			4 years 9 months 18 days
Vigdis Knutsen [Member] | Above Market Value Of Time Charter [Member]
Intangible Assets
Remaining term of the contract			4 years 10 months 24 days